Document and Entity Information	Jul. 17, 2026
Cover [Abstract]
Entity Registrant Name	WILLIS LEASE FINANCE CORP
Amendment Flag	false
Entity Central Index Key	0001018164
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 17, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-15369
Entity Tax Identification Number	68-0070656
Entity Address, Address Line One	4700 Lyons Technology Parkway
Entity Address, City or Town	Coconut Creek
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33073
City Area Code	(561)
Local Phone Number	349-9989
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	WLFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false